Document and Entity Information Document	Jul. 21, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jul. 21, 2022
Entity Registrant Name	Mallinckrodt plc
Entity Address, Address Line One	College Business & Technology Park
Entity Address, Address Line Two	Cruiserath
Entity Address, Address Line Three	Blanchardstown
Entity Address, City or Town	Dublin
Entity Address, Postal Zip Code	15
Entity Address, Country	IE
Country Region	353
City Area Code	1
Local Phone Number	696 0000
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	L2
Entity File Number	001-35803
Entity Tax Identification Number	98-1088325
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Central Index Key	0001567892
Amendment Flag	false